Property and Equipment - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 3,792,227	$ 3,908,273
Less accumulated depreciation	(1,397,514)	(1,288,281)
Property and equipment, net	2,394,713	2,619,992
Construction in progress	62,067	3,480
Total property and equipment, net of accumulated depreciation	2,456,780	2,623,472
Land [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	740,996	796,790
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	2,621,924	2,703,293
Furniture, Fixtures, Equipment and Other [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 429,307	$ 408,190